Mining interests and plant and equipment - Disclosure of detailed information about mining interests and plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 343,693	$ 189
Adoption of IFRS 16	0	9,432
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville Gold Mines Ltd.	0	56,070
Additions	86,352	7,150
Mining tax credit	(4,608)	0
Environmental rehabilitation asset	3,414
Depreciation	(5,340)	(1,499)
Depreciation capitalized	4,019	230
Share-based compensation capitalized	688	230
Write-off	(388)	0
Currency translation adjustments	3,314	0
Closing balance	489,512	343,693
San Antonio gold project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	58,368	0
Barkerville Gold Mines Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	0	272,121
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	345,689
Closing balance	496,848	345,689
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,996)
Closing balance	(7,336)	(1,996)
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	320,008	0
Adoption of IFRS 16	0	0
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville Gold Mines Ltd.	0	56,070
Additions	75,437	5,555
Mining tax credit	(4,608)	0
Environmental rehabilitation asset	3,414
Depreciation	0	0
Depreciation capitalized	4,019	230
Share-based compensation capitalized	688	230
Write-off	0	0
Currency translation adjustments	3,307	0
Closing balance	459,303	320,008
Mining interests [Member] | San Antonio gold project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	57,038	0
Mining interests [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	0	258,153
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	320,008
Closing balance	459,303	320,008
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,685	189
Adoption of IFRS 16	0	9,432
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville Gold Mines Ltd.	0	0
Additions	10,915	1,595
Mining tax credit	0	0
Environmental rehabilitation asset	0
Depreciation	(5,340)	(1,499)
Depreciation capitalized	0	0
Share-based compensation capitalized	0	0
Write-off	(388)	0
Currency translation adjustments	7	0
Closing balance	30,209	23,685
Plant and equipment [Member] | San Antonio gold project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	1,330	0
Plant and equipment [Member] | Barkerville Gold Mines Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	0	13,968
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,681
Closing balance	37,545	25,681
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,996)
Closing balance	$ (7,336)	$ (1,996)